Delinquent Participant Deferrals	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Delinquent Participant Deferrals
9.	Delinquent Participant Deferrals
During the Plan year ended December 31, 2025, participant contributions and loan repayments
amounting to $52,248 and $5,844 respectively, were not remitted to the Plan within the period prescribed by DOL regulations. These transactions constitute non-exempt party-in-interest transactions or prohibited transactions as defined by ERISA. The Plan Sponsor has followed the correction plans within IRS guidance, and is in the process or correcting these transactions.